Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Property and equipment, gross	$ 40,027,245	$ 39,834,237
Less accumulated amortization and depreciation	(30,017,022)	(28,629,598)
Property and equipment, net	10,010,223	11,204,639
Land [Member]
Property and equipment, gross	3,148,834	3,148,834
Building and Building Improvements [Member]
Property and equipment, gross	8,245,585	8,244,384
Machinery and Equipment [Member]
Property and equipment, gross	27,474,099	27,312,627
Furniture and Fixtures [Member]
Property and equipment, gross	904,256	902,633
Construction in Progress [Member]
Property and equipment, gross	$ 254,471	$ 225,759